UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07055

T. Rowe Price Dividend Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

Dividend Growth Fund	March 31, 2018

T. Rowe Price Dividend Growth Fund

Unaudited

Tractor Supply (1)	368,800	23,242
		189,617
Textiles, Apparel & Luxury Goods 0.3%		
Nike, Class B (1)	386,700	25,692
		25,692
Total Consumer Discretionary		935,047
CONSUMER STAPLES 8.9%		
Beverages 3.5%		
Coca-Cola (1)	995,600	43,239
Diageo (GBP)	1,296,351	43,842
Dr Pepper Snapple (1)	844,107	99,925
PepsiCo	1,118,200	122,052
		309,058
Food & Staples Retailing 0.9%		
Costco Wholesale	159,400	30,036
CVS Health	708,488	44,075
Walgreens Boots Alliance (1)	49,000	3,208
		77,319
Food Products 2.6%		
McCormick (1)	343,500	36,545
Mondelez International (1)	2,158,151	90,060
Nestle (CHF)	666,770	52,702
Tyson Foods, Class A	746,700	54,651
		233,958
Household Products 0.8%		
Colgate-Palmolive	507,019	36,343

TD Ameritrade Holding	1,435,315	85,014
		400,202
Consumer Finance 0.4%		
American Express (1)	395,900	36,929
		36,929
Insurance 6.1%		
American International Group	1,145,800	62,354
Aon (1)	583,800	81,925
Chubb	847,670	115,936
Marsh & McLennan	1,554,600	128,394
Progressive	1,159,900	70,673
Willis Towers Watson	399,000	60,724
XL Group (1)	249,452	13,785
		533,791
Total Financials		1,574,870
HEALTH CARE 17.3%		
Health Care Equipment & Supplies 6.7%		
Becton, Dickinson & Company	880,639	190,834
Danaher	1,908,500	186,861
Dentsply Sirona (1)	343,050	17,259
Medtronic	1,151,678	92,388
Stryker	687,700	110,665
		598,007
Health Care Providers & Services 3.1%		
Cigna	263,350	44,174
UnitedHealth Group	1,061,000	227,054
		271,228
Life Sciences Tools & Services 3.0%		
Agilent Technologies	1,328,200	88,856

Thermo Fisher Scientific	848,700	175,223
		264,079
Pharmaceuticals 4.5%		
Johnson & Johnson	742,200	95,113
Merck	957,100	52,133
Pfizer	4,372,900	155,194
Zoetis	1,108,200	92,546
		394,986
Total Health Care		1,528,300
INDUSTRIALS & BUSINESS SERVICES 11.4%		
Aerospace & Defense 1.0%		
Northrop Grumman	110,600	38,613
United Technologies (1)	406,600	51,158
		89,771
Air Freight & Logistics 0.7%		
C.H. Robinson Worldwide (1)	418,900	39,255
UPS, Class B (1)	260,200	27,233
		66,488
Airlines 0.2%		
Alaska Air Group	341,600	21,166
		21,166
Building Products 0.4%		
Johnson Controls International	927,672	32,691
		32,691
Commercial Services & Supplies 1.0%		
Waste Connections	1,204,363	86,401
		86,401

INFORMATION TECHNOLOGY 15.2%

Communications Equipment 0.8%		
Cisco Systems	1,621,800	69,559
		69,559
Electronic Equipment, Instruments & Components 0.9%		
TE Connectivity	763,700	76,294
		76,294
IT Services 5.7%		
Accenture, Class A (1)	905,500	138,994
Automatic Data Processing	483,500	54,868
Fidelity National Information	1,024,697	98,678
Visa, Class A	1,812,400	216,799
		509,339
Semiconductors & Semiconductor Equipment 2.5%		
Broadcom	107,200	25,262
Microchip Technology (1)	559,700	51,134
Texas Instruments	1,062,000	110,331
Xilinx (1)	481,100	34,755
		221,482
Software 3.3%		
Microsoft	3,258,200	297,376
		297,376
Technology Hardware, Storage & Peripherals 2.0%		
Apple	1,042,300	174,877
		174,877
Total Information Technology		1,348,927

MATERIALS 4.0%		
Chemicals 2.8%		
Air Products & Chemicals (1)	567,100	90,186
Ecolab (1)	126,000	17,271
PPG Industries	189,100	21,103
Praxair	220,600	31,832
RPM	1,301,400	62,038
Sherwin-Williams	80,000	31,370
		253,800
Containers & Packaging 1.2%		
Ball (1)	2,644,500	105,013
		105,013
Total Materials		358,813
REAL ESTATE 2.7%		
Equity Real Estate Investment Trusts 2.7%		
American Tower, REIT	680,800	98,948
Crown Castle International, REIT	963,400	105,598
Equity Residential, REIT	523,338	32,248
Total Real Estate		236,794
UTILITIES 4.8%		
Electric Utilities 1.7%		
NextEra Energy	631,400	103,127
Southern Company	1,119,100	49,979
		153,106
Gas Utilities 1.1%		
Atmos Energy (1)	1,160,766	97,783
		97,783
Multi-Utilities 1.4%		
DTE Energy (1)	626,820	65,440

Sempra Energy	546,388	60,769
		126,209
Water Utilities 0.6%		
American Water Works (1)	608,100	49,943
		49,943
Total Utilities		427,041
Total Common Stocks (Cost $5,637,295)		8,544,674

SHORT-TERM INVESTMENTS 3.2%

Money Market Funds 3.2%		
T. Rowe Price Government Reserve Fund, 1.63% (2)(3)	286,202,997	286,203
Total Short-Term Investments (Cost $286,203)		286,203

SECURITIES LENDING COLLATERAL 1.7%

Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.7%		
Short-Term Funds 1.7%		
T. Rowe Price Short-Term Fund, 1.84% (2)(3)	15,301,746	153,018
Total Investments through Securities Lending Program with State Street Bank and Trust Company		153,018
Total Securities Lending Collateral (Cost $153,018)		153,018
Total Investments in Securities		
101.4% of Net Assets (Cost $6,076,516)		**$ 8,983,895**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2018 – total value of such securities at period-end amounts to $152,724. See Note 3.
(2) Seven-day yield
(3) Affiliated Company
CHF Swiss Franc
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Dividend Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks dividend income and long-term growth primarily through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2018:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2018.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2018, the value of loaned securities was $152,724,000; the value of cash collateral and related investments was $154,503,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2018